Cover	Sep. 18, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by FortuneX Acquisition Corporation (“FortuneX”) with the U.S. Securities and Exchange Commission on September 22, 2026 (the “Original Form 8-K”). This Form 8-K/A is being filed to (i) correct inadvertent errors in FortuneX’s descriptions in Item 1.01 regarding certain provisions of the Business Combination Agreement (as defined below), (ii) supplement the disclosures in Item 1.01 regarding the Governance of PubCo (as defined below), and (iii) replace the copy of Exhibit 10.4 filed therewith which inadvertently included the incorrect version of the Amended and Restated Registration Rights Agreement. The corrected version of the Amended and Restated Registration Rights Agreement is filed as Exhibit 10.1 hereto and supersedes and replaces in its entirety Exhibit 10.4 to the Original Form 8-K. Except as stated herein, no other changes have been made to the Original Form 8-K, and this Amendment should be read in conjunction with the Original Form 8-K.
Document Period End Date	Sep. 18, 2026
Entity File Number	001-43307
Entity Registrant Name	FortuneX Acquisition Corporation
Entity Central Index Key	0002121703
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd Fl
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, and one-half of one warrant
Trading Symbol	FXACU
Security Exchange Name	NASDAQ
Ordinary Shares, $0.0001 par value
Title of 12(b) Security	Ordinary shares, par value $0.0001
Trading Symbol	FXAC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	FXACW
Security Exchange Name	NASDAQ